Class A Common Stock Subject to Possible Redemption (Details) - Class A Common Stock [Member] - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares outstanding	20,650,000	20,650,000
Common stock, stock authorized	380,000,000	380,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, voting rights	Class A common stock are entitled to one vote for each share